Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share (Tables) [Abstract]
Weighted average number of common shares issued and outstanding

Basic and diluted earnings per share are calculated by dividing the profit attributable to shareholders of PagSeguro Group by the weighted average number of common shares issued and outstanding during the year:

	December 31,
	2017	2016	2015
Profit attributable to owners of the Company	478,781	127,186	35,084
Weighted average number of common shares	262,288,607	262,288,607	262,288,607
Basic and diluted earnings per share - in reais	1.8254	0.4849	0.1338